Summary Of Statement Of Income Per Reportable Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	R$ 23,984,287
Net operating revenues - third-parties	23,984,287	R$ 18,633,249	R$ 15,869,246
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES	(18,904,563)	(14,573,530)	(12,673,717)
Energy purchased for resale	(9,503,743)	(6,829,530)	(6,105,274)
Charges for use of the main transmission grid	(2,501,641)	(1,525,567)	(1,249,275)
Personnel and management	(1,550,857)	(1,601,895)	(1,325,382)
Pension and healthcare plans	(248,773)	(228,634)	(238,326)
Materials and supplies	(69,822)	(72,680)	(80,197)
Raw materials and supplies for generation	(1,854,948)	(404,496)	(49,352)
Natural gas and supplies for gas business	(506,065)	(354,701)	(585,233)
Third party services	(706,599)	(558,041)	(526,008)
Depreciation and amortization	1,082,539	(1,009,913)	(950,728)
Provision (reversal) for litigations	(190,071)	(150,269)	(243,849)
Impairment of assets	134,854	48,111	120,689
Other estimated losses, provisions and reversals	(185,570)	(135,136)	(136,892)
Construction cost	(1,899,844)	(1,417,504)	(1,091,396)
Hydrological Risk Renegotiation - GSF	1,570,543
Other operating costs and expenses, net	(309,488)
EQUITY IN EARNINGS OF INVESTEES	366,314	193,547	106,757
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	5,446,038
Financial income	932,049	1,839,668	729,506
Financial expenses	(1,259,410)	(973,397)	(1,184,870)
OPERATING PROFIT (LOSS)	5,118,677	5,119,537
Income tax and social contribution	1,259,632	1,285,365	675,661
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	3,859,045	3,834,172	2,171,262
Result of discontinued operations	1,189,557	75,578	(108,393)
NET INCOME	5,048,602	3,909,750	2,062,869
Revenue		18,633,249
Other operating costs and expenses, net		(333,275)	(212,494)
INCOME AND TAX		4,253,266
Income tax and social contribution		(1,285,365)
NET OPERATING REVENUES			15,869,246
INCOME AND TAX			3,302,286
OPERATING PROFIT (LOSS)			2,846,922
Income tax and social contribution			(675,660)
OPERATING PROFIT (LOSS)			2,171,262
Income tax and social contribution			(108,393)
Electricity Get Ger [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	6,185,468
Net operating revenues - third-parties	3,823,917	2,599,807	2,233,367
Net operating revenues - between segments	2,361,551	1,431,172	1,135,008
OPERATING COSTS AND EXPENSES	(3,312,461)	(2,348,409)	(1,659,225)
Energy purchased for resale	(1,279,857)	(260,650)	(262,288)
Charges for use of the main transmission grid	(524,562)	(489,921)	(451,107)
Personnel and management	(281,498)	(277,905)	(217,792)
Pension and healthcare plans	(44,166)	(38,196)	(37,955)
Materials and supplies	(9,863)	(9,695)	(10,987)
Raw materials and supplies for generation	(1,878,815)	(415,405)	(50,388)
Natural gas and supplies for gas business
Third party services	(203,823)	(118,562)	(108,309)
Depreciation and amortization	616,267	(583,958)	(551,576)
Provision (reversal) for litigations	(25,238)	(53,216)	(45,212)
Impairment of assets	150,697	48,111	117,648
Other estimated losses, provisions and reversals	(1,975)	(5,930)	43,207
Construction cost
Hydrological Risk Renegotiation - GSF	1,570,543
Other operating costs and expenses, net	(167,637)
EQUITY IN EARNINGS OF INVESTEES	16,596	9,629	14,840
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	2,889,603
Financial income	128,461	121,129	80,632
Financial expenses	(506,541)	(408,795)	(457,528)
OPERATING PROFIT (LOSS)	2,511,523	1,404,533
Income tax and social contribution	675,107
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,836,416	1,066,969
Result of discontinued operations
NET INCOME	1,836,416	1,066,969	1,057,263
Revenue		4,030,979
Other operating costs and expenses, net		(143,082)	(84,466)
INCOME AND TAX		1,692,199
Income tax and social contribution		(337,564)
NET OPERATING REVENUES			3,368,375
INCOME AND TAX			1,723,990
OPERATING PROFIT (LOSS)			1,347,094
Income tax and social contribution			(289,831)
OPERATING PROFIT (LOSS)			1,057,263
Income tax and social contribution
Electricity Get Tra [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	1,541,080
Net operating revenues - third-parties	1,181,374	875,240	643,596
Net operating revenues - between segments	359,706	310,975	227,914
OPERATING COSTS AND EXPENSES	(457,137)	(536,968)	(479,538)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(167,041)	(168,828)	(139,662)
Pension and healthcare plans	(27,954)	(23,972)	(25,027)
Materials and supplies	(4,161)	(3,466)	(3,766)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(30,699)	(24,863)	(38,092)
Depreciation and amortization	11,431	(11,812)	(12,987)
Provision (reversal) for litigations	(9,151)	(24,529)	(24,398)
Impairment of assets	(155)
Other estimated losses, provisions and reversals	(3,498)	(4,149)	(41,350)
Construction cost	(187,733)	(255,578)	(175,220)
Hydrological Risk Renegotiation - GSF
Other operating costs and expenses, net	(15,314)
EQUITY IN EARNINGS OF INVESTEES	339,774	176,848	85,752
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,423,717
Financial income	19,542	21,977	20,637
Financial expenses	(160,961)	(97,417)	(138,947)
OPERATING PROFIT (LOSS)	1,282,298	750,655
Income tax and social contribution	262,395
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,019,903	600,693
Result of discontinued operations
NET INCOME	1,019,903	600,693	304,719
Revenue		1,186,215
Other operating costs and expenses, net		(19,771)	(19,036)
INCOME AND TAX		826,095
Income tax and social contribution		(149,962)
NET OPERATING REVENUES			871,510
INCOME AND TAX			477,724
OPERATING PROFIT (LOSS)			359,414
Income tax and social contribution			(54,695)
OPERATING PROFIT (LOSS)			304,719
Income tax and social contribution
Electricity Dis [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	14,836,392
Net operating revenues - third-parties	14,785,432
Net operating revenues - between segments	50,960
OPERATING COSTS AND EXPENSES	(13,669,382)
Energy purchased for resale	(7,277,499)
Charges for use of the main transmission grid	(2,363,451)
Personnel and management	(905,338)
Pension and healthcare plans	(155,774)
Materials and supplies	(51,722)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(450,752)
Depreciation and amortization	406,632
Provision (reversal) for litigations	(89,662)
Impairment of assets
Other estimated losses, provisions and reversals	(182,197)
Construction cost	(1,700,889)
Hydrological Risk Renegotiation - GSF
Other operating costs and expenses, net	(85,466)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,167,010
Financial income	457,697
Financial expenses	(391,228)
OPERATING PROFIT (LOSS)	1,233,479
Income tax and social contribution	375,597
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	857,882
Result of discontinued operations
NET INCOME	857,882
Com [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	4,536,414
Net operating revenues - third-parties	3,395,592	355,845	1,773,765
Net operating revenues - between segments	1,140,822	30,789	37,136
OPERATING COSTS AND EXPENSES	(4,478,439)	(363,673)	(1,608,245)
Energy purchased for resale	(4,450,586)		(1,590,272)
Charges for use of the main transmission grid
Personnel and management	(18,568)	(82,817)	(13,041)
Pension and healthcare plans	(1,547)	(11,207)	(1,481)
Materials and supplies	(17)	(1,364)	(15)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(2,925)	(66,426)	(1,718)
Depreciation and amortization	234	(147,190)	(44)
Provision (reversal) for litigations	(295)	336	(156)
Impairment of assets		54,945
Other estimated losses, provisions and reversals	(511)	(18,088)	(4)
Construction cost
Hydrological Risk Renegotiation - GSF
Other operating costs and expenses, net	(3,756)
EQUITY IN EARNINGS OF INVESTEES			(280)
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	57,975
Financial income	14,151	24,968	3,004
Financial expenses	(211)	(58,317)	(220)
OPERATING PROFIT (LOSS)	71,915	(10,388)
Income tax and social contribution	18,190
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	53,725	(8,031)
Result of discontinued operations
NET INCOME	53,725	(8,031)	135,306
Revenue		386,634
Other operating costs and expenses, net		(91,862)	(1,514)
INCOME AND TAX		22,961
Income tax and social contribution		2,357
NET OPERATING REVENUES			1,810,901
INCOME AND TAX			202,376
OPERATING PROFIT (LOSS)			205,160
Income tax and social contribution			(69,854)
OPERATING PROFIT (LOSS)			135,306
Income tax and social contribution
Tel [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	243,611
Net operating revenues - third-parties	228,379	522,328	375,030
Net operating revenues - between segments	15,232	12,878	43,000
OPERATING COSTS AND EXPENSES	(222,883)	(452,495)	(604,616)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(39,365)	(35,998)	(73,890)
Pension and healthcare plans	(6,289)	(4,663)	(11,384)
Materials and supplies	(965)	(580)	(1,955)
Raw materials and supplies for generation
Natural gas and supplies for gas business		(354,701)
Third party services	(38,690)	(11,633)	(87,113)
Depreciation and amortization	77,901	(31,452)	(152,863)
Provision (reversal) for litigations	4,845	(85)	(14,072)
Impairment of assets	5,156
Other estimated losses, provisions and reversals	(8,612)	(238)	(100,691)
Construction cost		(7,438)
Hydrological Risk Renegotiation - GSF
Other operating costs and expenses, net	(61,062)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	20,728
Financial income	19,183	13,599	20,760
Financial expenses	(44,928)	(14,363)	(53,857)
OPERATING PROFIT (LOSS)	(5,017)	81,947
Income tax and social contribution	6,284
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(11,301)	58,980
Result of discontinued operations
NET INCOME	(11,301)	58,980	(151,039)
Revenue		535,206
Other operating costs and expenses, net		(5,707)	(162,648)
INCOME AND TAX		82,711
Income tax and social contribution		(22,967)
NET OPERATING REVENUES			418,030
INCOME AND TAX			(186,586)
OPERATING PROFIT (LOSS)			(219,683)
Income tax and social contribution			68,644
OPERATING PROFIT (LOSS)			(151,039)
Income tax and social contribution
Gas [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	783,277
Net operating revenues - third-parties	757,494	2,323,825	865,826
Net operating revenues - between segments	25,783	96,832	1,058
OPERATING COSTS AND EXPENSES	(654,643)	(2,262,053)	(662,306)
Energy purchased for resale		(2,239,388)
Charges for use of the main transmission grid
Personnel and management	(39,121)	(15,007)	(36,932)
Pension and healthcare plans	(5,154)	(1,493)	(4,122)
Materials and supplies	(3,590)	(28)	(217)
Raw materials and supplies for generation
Natural gas and supplies for gas business	(506,065)		(585,233)
Third party services	(13,850)	(1,493)	(12,971)
Depreciation and amortization	41,178	(75)	(30,480)
Provision (reversal) for litigations	(15,510)	(62)	(292)
Impairment of assets	(15,688)
Other estimated losses, provisions and reversals	2,611	(839)	(1,063)
Construction cost	(11,222)		(12,153)
Hydrological Risk Renegotiation - GSF
Other operating costs and expenses, net	(5,876)
EQUITY IN EARNINGS OF INVESTEES		(93)
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	128,634
Financial income	19,422	11,469	53,625
Financial expenses	(9,605)	(96)	(10,439)
OPERATING PROFIT (LOSS)	138,451	169,884
Income tax and social contribution	38,860
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	99,591	111,937
Result of discontinued operations
NET INCOME	99,591	111,937	172,973
Revenue		2,420,657
Other operating costs and expenses, net		(3,668)	21,157
INCOME AND TAX		158,511
Income tax and social contribution		(57,947)
NET OPERATING REVENUES			866,884
INCOME AND TAX			204,578
OPERATING PROFIT (LOSS)			247,764
Income tax and social contribution			(74,791)
OPERATING PROFIT (LOSS)			172,973
Income tax and social contribution
Hol [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	40,478
Net operating revenues - third-parties	40,478
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES	(246,871)	(107,059)	(59,232)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(99,926)	(27,303)	(21,293)
Pension and healthcare plans	(7,889)	(2,681)	(2,573)
Materials and supplies	(471)	(715)	(793)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(26,147)	(32,025)	(16,734)
Depreciation and amortization	3,515	(2,345)	(2,289)
Provision (reversal) for litigations	(50,215)	(17,259)	(9,086)
Impairment of assets			3,041
Other estimated losses, provisions and reversals	(28,662)		(2)
Construction cost
Hydrological Risk Renegotiation - GSF
Other operating costs and expenses, net	(30,046)
EQUITY IN EARNINGS OF INVESTEES	9,944	7,163	6,445
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	(196,449)
Financial income	313,617	340,404	217,057
Financial expenses	(211,708)	(165,647)	(304,453)
OPERATING PROFIT (LOSS)	(94,540)	74,861
Income tax and social contribution	(93,879)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(661)	200,154
Result of discontinued operations	1,116,379
NET INCOME	1,115,718	200,154	(157,746)
Revenue
Other operating costs and expenses, net		(24,731)	(9,503)
INCOME AND TAX		(99,896)
Income tax and social contribution		125,293
NET OPERATING REVENUES
INCOME AND TAX			(52,787)
OPERATING PROFIT (LOSS)			(140,183)
Income tax and social contribution			(17,563)
OPERATING PROFIT (LOSS)			(157,746)
Income tax and social contribution
Reclassifications Note 40 [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	(228,379)
Net operating revenues - third-parties	(228,379)		(375,028)
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES	81,805		486,633
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management
Pension and healthcare plans
Materials and supplies	965		1,955
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	38,690		87,113
Depreciation and amortization	(1,893)		143,108
Provision (reversal) for litigations	(4,845)		14,072
Impairment of assets	(5,156)
Other estimated losses, provisions and reversals	8,612		100,691
Construction cost
Hydrological Risk Renegotiation - GSF
Other operating costs and expenses, net	41,646
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	(146,574)
Financial income	(19,180)		(20,735)
Financial expenses	44,928		53,857
OPERATING PROFIT (LOSS)	(120,826)
Income tax and social contribution	(47,648)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(73,178)
Result of discontinued operations	73,178
NET INCOME
Other operating costs and expenses, net			139,694
NET OPERATING REVENUES			(375,028)
INCOME AND TAX			111,605
OPERATING PROFIT (LOSS)			144,727
Income tax and social contribution			(36,334)
OPERATING PROFIT (LOSS)			108,393
Income tax and social contribution			(108,393)
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	(3,954,054)
Net operating revenues - third-parties
Net operating revenues - between segments	(3,954,054)	(1,934,058)	(1,492,727)
OPERATING COSTS AND EXPENSES	4,055,448	1,968,329	1,492,727
Energy purchased for resale	3,504,199	1,526,880	1,171,493
Charges for use of the main transmission grid	386,372	335,168	245,967
Personnel and management
Pension and healthcare plans
Materials and supplies	2
Raw materials and supplies for generation	23,867	10,909	1,036
Natural gas and supplies for gas business
Third party services	21,597	36,389	49,206
Depreciation and amortization	(72,726)	34,273
Provision (reversal) for litigations
Impairment of assets
Other estimated losses, provisions and reversals	28,662
Construction cost
Hydrological Risk Renegotiation - GSF
Other operating costs and expenses, net	18,023
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	101,394
Financial income	(20,844)	(3,922)	(626)
Financial expenses	20,844	3,923	626
OPERATING PROFIT (LOSS)	101,394	34,272
Income tax and social contribution	24,726
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	76,668	24,867
Result of discontinued operations
NET INCOME	R$ 76,668	24,867
Revenue		(1,934,058)
Other operating costs and expenses, net		24,710	25,025
INCOME AND TAX		34,271
Income tax and social contribution		(9,405)
NET OPERATING REVENUES			(1,492,727)
INCOME AND TAX
OPERATING PROFIT (LOSS)
Income tax and social contribution
OPERATING PROFIT (LOSS)
Income tax and social contribution
Electricity Get Dis [Member]
IfrsStatementLineItems [Line Items]
Net operating revenues - third-parties		12,312,047	10,352,690
Net operating revenues - between segments		51,412	48,611
OPERATING COSTS AND EXPENSES		(10,674,981)	(9,579,915)
Energy purchased for resale		(5,856,372)	(5,424,207)
Charges for use of the main transmission grid		(1,370,814)	(1,044,135)
Personnel and management		(994,037)	(822,772)
Pension and healthcare plans		(146,422)	(155,784)
Materials and supplies		(58,196)	(64,419)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services		(405,854)	(397,390)
Depreciation and amortization		(374,851)	(343,597)
Provision (reversal) for litigations		(55,118)	(164,705)
Impairment of assets
Other estimated losses, provisions and reversals		(123,980)	(137,680)
Construction cost		(1,154,488)	(904,023)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
Financial income		1,334,983	355,152
Financial expenses		(291,002)	(273,909)
OPERATING PROFIT (LOSS)		2,732,459
NET INCOME (LOSS) FROM CONTINUING OPERATIONS		1,854,181
Result of discontinued operations
NET INCOME		1,854,181	701,393
Revenue		12,363,459
Other operating costs and expenses, net		(134,849)	(121,203)
INCOME AND TAX		1,688,478
Income tax and social contribution		(878,278)
NET OPERATING REVENUES			10,401,301
INCOME AND TAX			821,386
OPERATING PROFIT (LOSS)			902,629
Income tax and social contribution			(201,236)
OPERATING PROFIT (LOSS)			701,393
Income tax and social contribution
Reclassifications Note 41 [Member]
IfrsStatementLineItems [Line Items]
Net operating revenues - third-parties		(355,843)
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES		203,779
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management
Pension and healthcare plans
Materials and supplies		1,364
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services		66,426
Depreciation and amortization		107,497
Provision (reversal) for litigations		(336)
Impairment of assets		(54,945)
Other estimated losses, provisions and reversals		18,088
Construction cost
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
Financial income		(24,939)
Financial expenses		58,317
OPERATING PROFIT (LOSS)		(118,686)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS		(75,578)
Result of discontinued operations		75,578
NET INCOME
Revenue		(355,843)
Other operating costs and expenses, net		65,685
INCOME AND TAX		(152,064)
Income tax and social contribution		R$ 43,108